Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 29,991	$ 38,918
Prepaid expenses and other current assets	610	1,008
Total current assets	30,601	39,926
Property and equipment, net	230	98
Other assets	547	319
Other assets-equipment funding (Note 3(d))	6,763	3,410
Total assets	38,141	43,753
Current liabilities:
Current portion of long-term debt	7,174	1,513
Accounts payable	2,679	1,198
Accrued expenses	2,608	3,073
Total current liabilities	12,461	5,784
Long-term debt	7,537	3,704
Total liabilities	19,998	9,488
Stockholders' equity:
Preferred stock, $0.001 par value. Authorized 10,000,000 shares. None issued and outstanding
Common stock, $0.001 par value. Authorized 90,000,000 shares; issued and outstanding 14,748,582 and 14,549,461 shares at September 30, 2011 and December 31, 2010, respectively	15	15
Additional paid-in capital	115,554	114,047
Deficit accumulated during the development stage	(97,426)	(79,797)
Total stockholders' equity	18,143	34,265
Total liabilities and stockholders' equity	$ 38,141	$ 43,753

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Authorized shares	90,000,000	90,000,000
Common stock, issued shares	14,748,582	14,549,461
Common stock, outstanding shares	14,748,582	14,549,461

Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended		81 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Grant Revenue					$ 650
Operating expenses:
Research and development	3,927	5,191	9,204	11,849	58,055
Acquired in-process research and development					5,500
Selling, general and administrative	3,010	1,320	7,510	3,138	22,109
Total operating expenses	(6,937)	(6,511)	(16,714)	(14,987)	(85,664)
Loss from operations	(6,937)	(6,511)	(16,714)	(14,987)	(85,014)
Interest income	17	19	58	24	632
Interest expense	(522)	(2,093)	(974)	(3,539)	(7,314)
Loss before tax benefit	(7,442)	(8,585)	(17,630)	(18,502)	(91,696)
Income tax benefit				320	651
Net loss	(7,442)	(8,585)	(17,630)	(18,182)	(91,045)
Accretion of redeemable convertible preferred stock		(467)		(2,533)
Net loss available to common stockholders	$ (7,442)	$ (9,052)	$ (17,630)	$ (20,715)
Basic and diluted net loss per common share (in dollars per share)	$ (0.51)	$ (1.01)	$ (1.21)	$ (6.3)
Weighted average basic common shares outstanding (in shares)	14,670,247	9,003,135	14,595,598	3,287,694
Weighted average diluted common shares outstanding (in shares)	14,670,247	9,003,135	14,595,598	3,287,694

Statements of Cash Flows (USD $) In Thousands	9 Months Ended		81 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (17,630)	$ (18,182)	$ (91,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	53	34	229
Loss on asset disposal			24
Acquired in-process research and development			5,500
Stock-based compensation	831	343	1,963
Noncash interest expense	194	3,310	5,419
Changes in operating assets and liabilities:
Prepaid expenses and other assets	922	526	499
Accounts payable	1,481	(121)	2,679
Accrued expenses	(534)	2,516	2,618
Net cash used in operating activities	(14,683)	(11,574)	(72,114)
Cash flows from investing activities:
Purchase of in-process research and development			(5,500)
Payments under equipment funding agreement	(3,352)	(2,531)	(6,763)
Purchases of property and equipment	(185)	(33)	(484)
Net cash used in investing activities	(3,537)	(2,564)	(12,747)
Cash flows from financing activities:
Proceeds from issuance of debt	10,000	5,000	17,500
Payment of debt issuance costs	(76)	(174)	(324)
Repayment of debt	(1,036)	(860)	(3,960)
Proceeds from sale of preferred stock, net			43,576
Proceeds from sale of common stock, net	405	42,975	43,593
Proceeds from sale of convertible notes, net		10,063	14,467
Net cash provided by financing activities	9,293	57,004	114,852
Net increase (decrease) in cash and cash equivalents	(8,927)	42,866	29,991
Cash and cash equivalents, beginning of period	38,918	3,927
Cash and cash equivalents, end of period	29,991	46,793	29,991
Noncash investing and financing activities:
Conversion of note principal and accrued interest to redeemable convertible preferred stock			4,547
Conversion of note principal and accrued interest to common stock		10,337	10,337
Conversion of redeemable convertible preferred stock into common stock		58,071	58,071
Reclassification of warrant liability		1,113	1,113
Fair value of warrants issued in connection with loan facility	272		272
Accretion of redeemable convertible preferred stock		2,533	9,948
Financing arrangement with third party vendors	532	386	1,121
Cash paid for interest	$ 643	$ 229	$ 1,627

Background	9 Months Ended
Sep. 30, 2011
Background
Background

(1) Background

NuPathe Inc. (the “Company”) is an emerging biopharmaceutical company focused on the development and commercialization of branded therapeutics for diseases of the central nervous system. The Company was incorporated in Delaware on January 7, 2005 (“inception”) and has its principal office in Conshohocken, Pennsylvania.  The Company operates as a single business segment and is a development-stage company.

Development-Stage Risks and Liquidity	9 Months Ended
Sep. 30, 2011
Development-Stage Risks and Liquidity
Development-Stage Risks and Liquidity

(2) Development-Stage Risks and Liquidity

The Company has incurred losses and negative cash flows from operations since inception and has accumulated a deficit during its development-stage of  $97,426 as of September 30, 2011. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its products currently in development.

Management estimates that cash and cash equivalents of  $29,991 as of September 30, 2011 will be sufficient to sustain operations into the second half of 2012. Additional financing will be needed by the Company to fund its operations and the commercialization of its products beyond that point.  There is no assurance that such financing will be available when needed or on acceptable terms.

The Company is subject to those risks associated with any emerging biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially successful. In addition, the Company operates in an environment of rapid technological change, and is largely dependent on the services of its employees and consultants.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(3) Summary of Significant Accounting Policies

(a) Basis of Presentation

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, include all adjustments, consisting of normal recurring adjustments, which the Company considers necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

Although the Company believes that the disclosures in these financial statements are adequate to make the information presented not misleading, certain information and footnote information normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Results for any interim period are not necessarily indicative of results for any future interim period or for the entire year. The accompanying unaudited interim financial statements should be read in conjunction with the financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC, which includes annual audited financial statements as of and for the year ended December 31, 2010.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from such estimates.

(c) Fair Value of Financial Instruments

Management believes that the carrying amounts of its financial instruments, including cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses, approximate fair value due to the short-term nature of those instruments. The carrying amount of the Company’s debt obligations approximate fair value based on interest rates available on similar borrowings.

The Company follows Financial Accounting Standards Board (“FASB”) accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

·            Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

·            Level 2: Quoted prices in markets that are not active, or input which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities; or

·            Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company had Level 1 fair value measurements of its cash equivalents of  $29,676 and  $38,770 at September 30, 2011 and December 31, 2010, respectively.  The Company had no Level 2 or Level 3 fair value instruments at September 30, 2011 or December 31, 2010.

(d) Other Assets-Equipment Funding

In June 2010, the Company entered into an equipment funding agreement with LTS Lohmann Therapie-Systeme AG (“LTS”), under which the Company agreed to fund the purchase by LTS of manufacturing equipment for the Company’s primary product candidate, NP101 (also known as Zelrix and our migraine patch). The Company agreed to make 14 monthly installments to LTS that commenced in June 2010, according to an agreed upon payment schedule. As of September 30, 2011, €4,970, or  $6,763 based on exchange rates in effect at the time the payments were made, has been recorded as a noncurrent asset in the accompanying balance sheet.  All amounts owed under this funding agreement have been paid in full as of September 30, 2011. Amounts capitalized under the LTS funding agreement will be amortized to cost of goods sold upon the commencement of commercial sales of NP101. If the Company were ever to cease development of NP101, amounts capitalized under this agreement would be immediately expensed.

LTS owns the purchased equipment and is responsible for its routine and scheduled maintenance and repair and is required to use the purchased equipment solely to manufacture NP101. The equipment funding agreement will remain in effect until the later of the completion by LTS of all installation activities or the execution of a commercial manufacturing agreement.

(e) Net Loss Per Common Share

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding less the weighted-average shares subject to repurchase during the period, if any. For all periods presented common stock options, unvested restricted shares of common stock and stock warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of September 30, 2011 and 2010, as they would be anti-dilutive to the computations of net loss per common share:

	September 30,
	2011	2010
Shares underlying outstanding options to purchase common stock	1,604,426	1,323,063
Shares of unvested restricted stock	16,000	----
Shares underlying outstanding warrants to purchase common stock	200,268	140,520

(f) Recently Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which amends the presentation requirements of Comprehensive Income.  Specifically, the FASB has decided to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for interim and annual reporting periods ending after December 15, 2011.  The provisions of ASU 2011-05 should be applied retrospectively and early adoption is permitted.  The Company does not expect the adoption of ASU 2011-05 to have a significant impact on the Company’s financial statements.

Credit Facility and Vendor Debt	9 Months Ended
Sep. 30, 2011
Credit Facility and Vendor Debt
Credit Facility and Vendor Debt

(4) Credit Facility and Vendor Debt

In May 2010, the Company executed a term loan facility with lenders to fund working capital requirements (the “May 2010 Loan Facility”). The Company’s obligations under the May 2010 Loan Facility are secured by a lien on all of the Company’s assets, excluding intellectual property, which is subject to a negative pledge prohibiting the granting of liens thereon to any third party. Upon execution of the May 2010 Loan Facility, the Company received  $5,000 of loan proceeds (“Term A Loans”). The Company was required to make interest-only payments for the first twelve months of the Term A Loan’s 39-month term; therefore at September 30, 2011, the balance of the Term A Loans was  $4,259, with  $2,222 of that amount being classified as current. The Term A Loans originally bore interest at an annual rate of LIBOR plus 8.75%, subject to a LIBOR floor of 3.00%. In June 2011, the interest rate was reduced to an annual rate of LIBOR plus 8.50%, subject to a LIBOR floor of 3.00%, in accordance with the amendment discussed below. In connection with the Term A Loans, the lenders received warrants to purchase 255,376 shares of Series B at  $0.93 per share, which, upon the Company’s initial public offering (“IPO”), converted into warrants to purchase 31,861 shares of common stock at  $7.45 per share. The fair value of the warrants at the date of issuance of  $204 has been recorded as deferred financing costs and will be amortized to interest expense through the maturity date of the Term A Loans. As a result of the completion of the Company’s IPO in August 2010, an additional  $6,000 of funding became available to the Company under the May 2010 Loan Facility (“Term B Loans”).

In June 2011, the Company and the lenders amended the May 2010 Facility to:

·                  increase the amount of Term B Loans available to the Company from  $6,000 to  $10,000;

·                  require the Company to maintain at least  $3,000 of unrestricted cash, which cash requirement shall expire after the occurrence of an equity event resulting in unrestricted cash proceeds to the Company of at least  $15,000; and

·                  reduce the LIBOR rate margin for term loans under the facility from 8.75% to 8.50%.

Concurrently with the amendment, the Company received  $10,000 of Term B Loans (representing the total amount of Term B Loans available to the Company under the amended  facility).  The Company is required to make interest-only payments for the first six months of the Term B Loan’s 26-month term; therefore at September 30, 2011, the balance of the Term B Loans was  $10,000 with  $4,500 of that amount being classified as current. The Term B Loans bear interest at an annual rate of LIBOR plus 8.50%, subject to a LIBOR floor of 3.00%. In connection with the Term B Loans, the lenders received warrants to purchase 59,748 shares of common stock at  $7.95 per share. The fair value of the warrants at the date of issuance of  $272 has been recorded as deferred financing costs and is being amortized to interest expense through the maturity date of the Term B Loans.

In August 2011, the Company entered into two short-term loan agreements with third party vendors to finance insurance premiums.  The amount financed under the agreements was  $532.  As of September 30, 2011 the balance of these short-term loans was  $452, which are required to be repaid by May 2012.

Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders' Equity
Stockholders' Equity

(5) Stockholders’ Equity

(a) Warrants

As of September 30, 2011, the following warrants to purchase common stock were outstanding:

	Number of Shares	Exercise Price	Expiration
Common Stock Warrants	200,268	$7.45 - $7.95	2016 through 2020

(b) Stock Options

Under the Company’s 2010 Omnibus Incentive Compensation Plan, as amended and restated effective April 11, 2011 (the “2010 Plan”), qualified and nonqualified stock options and stock awards may be granted to employees, non-employee directors and consultants and advisors who provide services to the Company. On January 3, 2011, an additional 499,070 shares were made available under the plan pursuant to its “evergreen provision” bringing the total shares authorized under the 2010 Plan to 2,237,956.  As of September 30, 2011, the Company has granted incentive and non-qualified stock options and restricted stock under this plan. At September 30, 2011 there were 523,677 shares available for future grants under the 2010 Plan.

The following is a summary of stock option activity for the nine months ended September 30, 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,415,106	$4.22
Granted	231,745	5.50
Exercised	(27,534)	1.85
Cancelled/forfeited	(14,891)	4.32
Outstanding at September 30, 2011	1,604,426	4.45	7.79	$191
Vested and expected to vest at September 30, 2011	1,604,426	4.45	7.79	$191
Exercisable at September 30, 2011	866,860	2.52	7.01	$175

The aggregate intrinsic value is based on the Company’s stock closing price of  $2.02 as of September 30, 2011, that would have been received by the option holders had all option holders exercised their options as of that date.

Stock-based compensation expense related to stock options for the nine months ended September 30, 2011 and 2010 was  $819 and  $335, respectively. As of September 30, 2011, there was  $2,658 of unrecognized compensation expense related to unvested stock options which is expected to be recognized over the remaining vesting period of such options, the weighted average period of which is 2.4 years.

Management calculates the fair value of stock options based upon the Black Scholes option pricing model. The following table summarizes the fair value and assumptions used in determining the fair value of stock options issued during the nine months ended September 30, 2011.

Weighted- average fair value of stock options granted	$3.86

Assumptions Used:
Weighted average risk-free interest rate	1.76%
Weighted average expected life in years	5.8 years
Weighted average expected volatility	82.5%
Dividend Yield	0%

The Company determined the options’ life based on the use of the simplified method. As a newly public company, sufficient history to estimate the volatility of our common stock price is not available. The Company uses a basket of comparable public companies as a basis for the expected volatility assumption. The Company intends to continue to consistently apply this process using comparable companies until a sufficient amount of historical information regarding the volatility of the Company’s share price becomes available. The risk free interest rate is based on the yield of an applicable term Treasury instrument.

(c) Restricted Stock

The following table summarizes the aggregate restricted stock activity for the nine months ended September 30, 2011:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested shares at January 1, 2011	––	$––
Granted	16,000	7.73
Vested	––	––
Forfeited/repurchased	—	––

Nonvested shares at September 30, 2011	16,000	$7.73

Stock-based compensation expense related to restricted stock for the nine months ended September 30, 2011 and 2010 was  $12 and  $9, respectively. As of September 30, 2011, there was  $111 of unrecognized compensation expense related to unvested restricted stock which is expected to be recognized over the remaining vesting period of such restricted stock, the weighted average period of which is 3.6 years.

(d) Equity Financing

On August 2, 2011, the Company entered into a common stock purchase agreement (“Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”), which provides that Aspire is committed to purchase up to an aggregate of  $30,000 of the Company’s common stock over the term of the Purchase Agreement.  Upon execution of the Purchase Agreement, the Company issued 84,866 shares of common stock to Aspire as a commitment fee in consideration for entering into the Purchase Agreement (the “Commitment Shares”) and the Company sold 70,721 shares of common stock to Aspire at a per share purchase price of  $7.07 resulting in gross proceeds to the Company of  $500 (the “Initial Purchase Shares”).

The Company has registered under the Securities Act of 1933 Aspire Capital’s sale of the Commitment Shares, the Initial Purchase Shares and 2,746,147 additional shares that the Company may elect to sell to Aspire Capital under the Purchase Agreement. The conditions to the commencement of sales under the Purchase Agreement were satisfied on August 15, 2011. As a result, on any trading day on which the closing sale price of common stock is not less than  $4.00 per share, the Company may direct Aspire Capital to purchase shares of the Company’s common stock at a known per share purchase price based on prevailing market prices, using a formula as set forth in the Purchase Agreement (a “Regular Purchase”). The maximum number of shares that the Company may direct Aspire Capital to purchase on any trading day pursuant to a Regular Purchase is 100,000 shares or such lesser number of shares that results in an aggregate purchase price of not greater than  $500.

In addition, on any trading day on which the Company directs Aspire Capital to make a Regular Purchase for the maximum number of  shares set forth above, the Company may also direct Aspire Capital to purchase a number of shares of common stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the NASDAQ Global Market on the next trading day (a “VWAP Purchase”), subject to a maximum number of shares the Company may determine and a minimum trading price, which is equal to the greater of (a) 90% of the closing price of the Company’s common stock on the business day immediately preceding the VWAP Purchase Date or (b) such higher price as set by the Company in the VWAP Purchase Notice. The per share purchase price of common stock sold to Aspire pursuant to a VWAP Purchase is equal to 95% of the volume weighted average price for such purchase date.

There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of any sales stock to Aspire Capital.  Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases from the Company as the Company directs in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The Purchase Agreement may be terminated by the Company at any time, at our discretion, without any penalty or cost to the Company.

Other than the Commitment Shares and Initial Purchase Shares as referenced above, the Company did not make any sales to Aspire Capital during the three months ended September 30, 2011.

Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document and Entity Information
Entity Registrant Name	NUPATHE INC.
Entity Central Index Key	0001375200
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		14,748,582
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3